Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 17 – Subsequent Events

The Company evaluates events that have occurred after the balance sheet date through the date these financial statements were issued, noting no reportable event, except as follows:

Common Stock Issued for Services

On May 1, 2024, the Company issued 4,766 shares of the Company’s common stock under the 2022 Equity Plan to PCG as payment for services in lieu of cash. The fair value of the shares was $11,438, based on the closing traded price of the common stock on the date of grant.

On April 22, 2024, the Company issued 99,688 shares under the 2022 Equity Plan to its securities counsel for services performed. The fair value of the shares was $109,657, based on the closing traded price of the common stock on the date of grant.

On April 15, 2024, the Company issued 22,500 shares of the Company’s common stock under the 2022 Equity Plan to PCG in satisfaction of the subscriptions payable at March 31, 2024, as payment of shares for services in lieu of cash for the months of January, February, and March 2024. The aggregate fair value of the shares was $36,019, based on the closing traded price of the common stock on the dates of grant.

On April 1, 2024, the Company issued 4,988 shares of the Company’s common stock under the 2022 Equity Plan to PCG as payment for services in lieu of cash. The fair value of the shares was $9,577, based on the closing traded price of the common stock on the date of grant.

BRANCHOUT FOOD INC.

NOTES TO THE CONDENSED FINANCIAL STATEMENTS

(Unaudited)

Options Granted

On May 1, 2024, the Company granted options to purchase 30,000 shares of the Company’s common stock, having an exercise price of $2.40 per share, exercisable over a 10-year term, to a new employee. The options will vest monthly over three years from the date of grant.

Debt Financing

On April 16, 2024, the Company completed the sale of $225,000 of additional Senior Notes, and Warrants to purchase an aggregate of 56,250 shares of the Company’s common stock, to a group of seven investors pursuant to a First Amendment to Subscription Agreement between the Company and the Investors dated as of April 16, 2024 (the “First Amendment”). (See Note 10 for a description of the Senior Notes and Warrants.) The First Amendment incorporates and amends certain provisions of the Subscription Agreement, dated January 9, 2024, previously entered into by the Company and investors that purchased Senior Notes and Warrants from the Company on January 9, 2024 (the “January Investors”). In May 2024, we completed sales of an additional $1,050,000 of Senior Notes, and Warrants to purchase an additional 262,500 shares of our common stock.

Pursuant to the First Amendment, $20,000 of the proceeds received by the Company were used to pay legal fees of counsel to the Investors.

The First Amendment also (i) increased the aggregate principal amount of promissory notes available to be sold from time to time under the Subscription Agreement from $400,000 to $2,000,000, (ii) increased the number of shares of common stock of the Company available to be issued under Warrants sold from time to time under the Subscription Agreement from 100,000 to 600,000, and (iii) provides for an aggregate one-time payment in the amount of $46,290 to the January Investors and the issuance to them of Warrants to purchase 100,000 shares of common stock, in consideration of their agreement to enter into the First Amendment. In addition, pursuant to the First Amendment, Eagle Vision was paid aggregate cash fees in the amount of $177,500 from the sales of the Senior Notes and Warrants in consideration of services rendered and to be rendered by Eagle Vision to the Company and the holders of the Senior Notes, including conducting due diligence with respect to the Company, monitoring the performance by the Company of its obligations under the Senior Notes, servicing the interest and principal payments for holders of the Senior Notes, engaging in ongoing discussions with the Company’s management regarding the Company’s operations and financial condition, acting as collateral agent, and evaluating financial and non-financial information related to the Company, which services are to be provided by Eagle Vision until the Senior Secured Notes have been paid in full.

Peru Facility Lease

During the fourth quarter of 2023, our contract manufacturer located in Peru became involved in a legal dispute with a third-party creditor, which resulted in that manufacturer suspending operations. As a result of this dispute, we were not able to utilize our dehydration machine that was previously operated by this manufacturer, and were required to shift fulfillment of orders to alternative manufacturing sources. On May 10, 2024 we entered into a ten-year lease for a 50,000 square-foot food processing plant located in Peru (the “Peru Facility”). We expect to relocate our dehydration machine to the Peru Facility along with a new large-scale machine we recently ordered from EnWave, and resume our Peruvian manufacturing operations there in the third quarter of 2024. The lease of the Peru Facility requires us to make monthly lease payments of $8,000 in the first two years of the lease, $20,000 in the third year of the lease, $22,000 in the fourth year of the lease, $24,000 in the fourth year of the lease, and $25,000 thereafter. The lease also has a 10-year renewal option, and a buy-out option under which we may purchase the Peru Facility for $1,865,456.

In connection with our lease of the Peru Facility, we purchased a first position mortgage receivable in the amount of $1,267,000, which is secured by the Peru Facility and is owed by the landlord of the Peru Facility, for a purchase price of $1,267,000, of which $275,000 was paid by us on May 10, 2024. The remaining $992,000 will be due and payable by us on August 10, 2024.

EnWave Amendment

On May 23, 2024, the Company entered into a Third Amendment to License Agreement (the “Amendment”) with EnWave which amended certain terms of the License Agreement between the Company and EnWave. Among other things, the Amendment (i) adds additional products for which the Company is provided with both exclusive and non-exclusive licenses to manufacture products using EnWave’s technology under the License Agreement, and (ii) eliminates the minimum annual royalty payment required to be paid by the Company in 2024 to maintain the exclusive rights granted under the License Agreement; in each case, subject to the terms and conditions set forth in the Amendment.

Note 22 – Subsequent Events

The Company evaluates events that have occurred after the balance sheet date through the date hereof, which these financial statements were issued. No events occurred of a material nature that would have required adjustments to or disclosure in these financial statements except as follows:

Debt Financing

On January 10, 2024, the Company completed the sale of $400,000 of Senior Secured Promissory Notes (“Notes”) and Warrants (“Warrants”) to purchase an aggregate of 100,000 shares of the Company’s common stock, to a group of six investors (the “Investors”) led by Eagle Vision Fund LP (“Eagle Vision”), an affiliate of John Dalfonsi, CFO of the Company, pursuant to a Subscription Agreement between the Company and the Investors (the “Subscription Agreement”).

Pursuant to the Subscription Agreement, Eagle Vision was paid a cash fee in the amount of $40,000 upon the closing of the transaction for due diligence fees.

The Notes mature on the earlier of December 31, 2024, or the occurrence of a Qualified Subsequent Financing or Change of Control (as such terms are defined in the Subscription Agreement) and bear interest at a rate of 15% per annum. In addition, the Notes are subject to covenants, events of defaults and other terms and conditions set forth in the Subscription Agreement. The Company’s obligations under the Notes are secured by liens on substantially all of the Company’s assets pursuant to the terms of a Security Agreement between the Company and the Investors (the “Security Agreement”).

Each Warrant is exercisable for a ten-year period at an exercise price of $2.00 per share.

Pursuant to the Subscription Agreement, the proceeds received by the Company from the sale of the Notes and Warrants were used to repay outstanding indebtedness owed by the Company to John Hinman in the principal amount of $200,000, with the balance to be used for working capital purposes.

Common Stock Options Issued for Services

On February 22, 2024, the Company granted options to purchase an aggregate 315,000 shares of the Company’s common stock, having an exercise price of $1.92 per share, exercisable over a 10-year term, to a total of six employees, including options to purchase 140,000 and 75,000 shares issued to the Company’s CEO and CFO, respectively. The options vested immediately. The aggregate estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 41% and a call option value of $0.8581, was $270,296.

On February 22, 2024, the Company also granted options to purchase an aggregate 79,166 shares of the Company’s common stock, having an exercise price of $1.92 per share, exercisable over a 10-year term, to a total of three of the Company’s directors. The options vested immediately. The aggregate estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 41% and a call option value of $1.1407, was $90,306.